Other liabilities - Unfavorable contracts (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Payables and Accruals [Abstract]
2023	$ 24
2024	24
2025	19
2026 and thereafter	3
Amortization of unfavorable contracts	$ 70